Document and Entity Information	2 Months Ended
Jun. 30, 2018
Details
Registrant Name	Hawkeye Systems, Inc.
Registrant CIK	0001750777
SEC Form	S-1
Period End date	Jun. 30, 2018
Fiscal Year End	--12-31
Trading Symbol	Tbd
Tax Identification Number (TIN)	830799093
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Emerging Growth Company	true
Ex Transition Period	false
Amendment Description	Amendments in response to SEC Comments
Amendment Flag	true
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Nevada
Entity Address, Address Line One	7119 W. Sunset Blvd, #468
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
City Area Code	310
Local Phone Number	606-2054